Stockholders' Deficit - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Common stock, shares authorized			157,836,540	157,836,540
Common stock, shares outstanding			81,119,014	81,119,014
Common stock, shares issued			81,119,014	81,119,014
Common Stock, Voting Rights			One
Stock Issued During Period, shares, Restricted Stock Award, Gross			0
Stock Vested During Period, Shares, Restricted Stock Award			0
Common Stock Fair Value Per Share			$ 0.31
Stock cancelled During Period Shares Restricted Stock Award			0
Common Stock
Class Of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	250,937			250,937
IPO
Class Of Stock [Line Items]
Stock Issued During Period, shares, Restricted Stock Award, Gross	1,459,091
Unrecognized Share Based Compensation Expense, restricted stock	$ 1.8
Equity Incentive Plan 2012
Class Of Stock [Line Items]
Stock Issued During Period, shares, Restricted Stock Award, Gross		4,759,091
Unrecognized Share Based Compensation Expense, restricted stock			$ 5,900,000	$ 5,900,000
Stock Vested During Period, Shares, Restricted Stock Award		3,300,000
Common Stock Fair Value Per Share		$ 1.25
Vesting criteria description			RSAs for 3,300,000 shares of the Company's common stock, which vest the later of (i) the second anniversary of the award date or (ii) the successful completion of an IPO by the Company. If the Company completes its IPO prior to the second anniversary of the award date, one-third of the shares subject to the RSAs will vest upon closing of such IPO by the Company. Recipients of RSAs have no rights as a stockholder including the right to dividends until vesting has occurred.
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	150,213			150,213
Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	164,294			164,294
Series C-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares	101,886			101,886